Non-Current Liabilities - Governmental Liabilities on Grants Received - Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Governmental liabilities on grants received	$ 1,424	$ 12,468